Income Tax (Details 1) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Federal
Current						$ 913,051
Deferred						(87,897)
State
Current
Deferred
Change in valuation allowance						87,897
Income tax provision		$ (13,664)	$ (320,729)	$ (195,977)	$ (400,784)	$ (913,051)